Revenues (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Disaggregation of revenue

In millions	Year ended December 31,	2023	2022	2021
Freight revenues
Petroleum and chemicals		$3,195	$3,229	$2,816
Metals and minerals		2,048	1,911	1,548
Forest products		1,943	2,006	1,740
Coal		1,017	937	618
Grain and fertilizers		3,265	2,783	2,475
Intermodal		3,823	4,906	4,115
Automotive		945	797	576
Total freight revenues		16,236	16,569	13,888
Other revenues		592	538	589
Total revenues (1) (2)		$16,828	$17,107	$14,477
(1)As at December 31, 2023, the Company had remaining performance obligations related to freight in-transit, for which revenues of $88 million (2022 - $103 million) are expected to be recognized in the next period.
(2)See Note 24 – Segmented information for the disaggregation of revenues by geographic area.

Schedule of contract liabilities
Contract liabilities

In millions	2023	2022
Beginning of year	$28	$74
Revenue recognized included in the beginning balance	(12)	(74)
Increase due to consideration received, net of revenue recognized	79	28
End of year	$95	$28
Current portion - end of year	$13	$12